UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C.  20549

                                                    Form 13F-HR

                                                Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   June 30, 1999

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):      [   ]    is a restatement.
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:



Name:          Cambridge Investments, Ltd.
Address:       600 Montgomery Street
               San Francisco, California  94111


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Courtney Tozzi
Title:    Vice President
Phone:    (415) 781-0866

Signature, Place, and Date of Signing:

           /s/ Courtney Tozzi                 San Francisco, California  8/13/99
              [Signature]                             [City, State]       [Date]

Report Type (Check only one.):

[X  ]     13F HOLDINGS  REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       27

Form 13F Information Table Value Total:                   $   436,448
                                                              (thousands)


List of Other Included Managers:

None



         Item 1:             Item 2:           Item 3:         Item 4:             Item 5:                Item 6:    Item 7: Item 8:
      Name of Issuer         Title of          CUSIP           Value               Shares or   SH/   PUT/ Investment Other    Voting
                             Class                             (x$1000)            Prn Amt     PRN   CALL Discretion Managers Autho-
                                                                                                                              rity
                                                                                                                              SOLE

Apache Corp.                 COM             037411105           18,291            469,000          SH       SOLE            469,000

Atlantic Richfield Co.       COM             048825103           13,779            164,900          SH       SOLE            164,900

AT & T Corp.                 COM             001957109              419              7,500          SH       SOLE              7,500

Baker Hughes Co.             COM             057224107           68,271          2,037,936          SH       SOLE          2,037,936

BJ Services Co.              COM             055482103           31,390          1,066,316          SH       SOLE          1,066,316

Burlington Res. Inc.         COM             122014103            9,688            224,000          SH       SOLE            224,000

Basin Expl Inc.              COM             070107107            1,655             82,500          SH       SOLE             82,500

Cooper Cameron Corp.         COM             216640102           11,575            312,309          SH       SOLE            312,309

Emcor Group Inc.             COM             29084Q100            1,390             55,200          SH       SOLE             55,200

Ensco Intl Inc.              COM             26874Q100           41,677          2,090,403          SH       SOLE          2,090,403

R&B Falcon Corp.             COM             74912E101            6,741            719,000          SH       SOLE            719,000

Corning Inc.                 COM             219350105              281              4,000          SH       SOLE              4,000

Halliburton Co.              COM             406216101           51,674          1,141,956          SH       SOLE          1,141,956

Hartland Pipeline            COM             416900108            3,189            877,442          SH       SOLE            877,442

Intl Business Machs          COM             459200101              259              2,000          SH       SOLE              2,000

Philip Morris Cos. Inc.      COM             718154107              350              8,700          SH       SOLE              8,700

Mobil Corp.                  COM             607059102           10,000            101,259          SH       SOLE            101,259

USX - Marathon Group         COM             902905827           22,807            700,400          SH       SOLE            700,400

Nabors Industries Inc.       COM             629568106           26,587          1,090,739          SH       SOLE          1,090,739



Nabors Industries Inc.       SUB NT
                             CONV 5'606      629568AA4            3,698          2,479,972         PRN       SOLE          2,479,972

Noble Drilling Corp.         COM             655042109           16,080            816,788          SH       SOLE            816,788

Newpark Resources Inc.       COM             651718504              178             20,000          SH       SOLE             20,000

Rowan Companies Inc.         COM             779382100           17,736            971,830          SH       SOLE            971,830

Smith Intl Inc.              COM             832110100            6,613            152,235          SH       SOLE            152,235

Schlumberger Ltd.            COM             806857108           52,871            830,162          SH       SOLE            830,162

Texaco Inc.                  COM             881694103           17,945            287,700          SH       SOLE            287,700

Weatherford Intl             COM             947074100            1,304             35,600          SH       SOLE             35,600
